PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Jul. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	July 31, 2023	October 31, 2022
Vehicles	$40,000	$—
Small Equipment	$8,879	$—
Large Equipment	347,751	—
Property and Equipment, Gross	$396,630	$—
Less: accumulated depreciation	(18,314)	—
Property and Equipment, Net	$378,316	$—